Income Per Share (TABLES)	3 Months Ended
Aug. 31, 2012
Income Per Share
Income Per Share
	For the Three Months Ended
	August 31, 2012	August 31, 2011
	(amounts in thousands)

Net income available to common shareholders	$173	$53

Weighted average number of common shares outstanding
used in calculation of basic earnings per share	995,135	995,135
Incremental shares from the assumed exercise of
dilutive stock options	6,099	9,909

Weighted average number of common shares
outstanding used in calculating diluted earnings
per share	1,001,234	1,005,044